UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2019

WESTERN ASSET

MUNICIPAL DEFINED OPPORTUNITY TRUST INC. (MTT)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high current income exempt from federal income tax* and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

As a fundamental policy, the Fund seeks to achieve its primary investment objective by investing, under normal market conditions, at least 80% of its net assets in investment grade municipal securities, the interest on which is exempt from federal income tax.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 28, 2019

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Municipal Defined Opportunity Trust Inc.

Performance review

For the six months ended May 31, 2019, Western Asset Municipal Defined Opportunity Trust Inc. returned 6.00% based on its net asset value (“NAV”)1 and 13.28% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index2, returned 5.96% for the same period. The Lipper General and Insured Municipal Debt (Unleveraged) Closed-End Funds Category Average3 returned 6.69% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.48 per share. As of May 31, 2019, the Fund estimates that distributions of $0.41 per share were sourced from net investment income, and distributions of $0.07 were from long-term capital gains.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2019. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2019 (unaudited)
Price Per Share	6-Month Total Return**
$21.06 (NAV)	6.00	%†
$21.94 (Market Price)	13.28	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

[1]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

[2]	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 7 funds in the Fund’s Lipper category.

Western Asset Municipal Defined Opportunity Trust Inc.	III

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “MTT” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMTTX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Municipal Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and

Chief Executive Officer

June 28, 2019

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks such as credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the fixed-income securities held by the Fund. The Fund may invest in lower-rated high-yield bonds, known as “junk bonds,” which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. The Fund may invest up to 10% of its assets in securities that have the economic effects of leverage which can increase the risk and volatility of the Fund.

IV	Western Asset Municipal Defined Opportunity Trust Inc.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Municipal Defined Opportunity Trust Inc.	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2019 and November 30, 2018 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — May 31, 2019

Total Spread Duration

MTT	— 6.19 years

Benchmark	— 5.57 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index

MTT	— Western Asset Municipal Defined Opportunity Trust Inc.

2	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2019

Total Effective Duration

MTT	— 5.87 years

Benchmark	— 5.57 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index

MTT	— Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2019

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.4%
Alabama — 6.7%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$9,470,000	$8,849,715	(b)
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	4,550,000	6,056,960
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,622,805	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	700,000	755,118	(c)
Total Alabama				17,284,598
Arizona — 5.0%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	275,000	346,761	(d)
Chandler, AZ, IDA Revenue, Intel Corp. Project	2.700%	8/14/23	2,000,000	2,055,940	(a)(b)(e)
La Paz County, AZ, Industrial Development Authority Revenue, Charter School Solutions, Harmony Pub, Series A	5.000%	2/15/48	1,000,000	1,104,660
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	350,000	387,527	(c)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	7,110,000	8,980,641
Total Arizona				12,875,529
California — 12.9%
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	1,000,000	1,198,330
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	580,790	(e)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	600,000	694,392	(e)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,728,480	(c)(e)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	2,250,000	2,934,967
Various Purpose, Refunding	4.000%	11/1/36	250,000	279,770	(f)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	780,000	832,658	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	500,000	497,505
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	600,000	597,006
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	1,000,000	1,249,110
Transit Improvements, Series A	5.000%	7/1/44	400,000	489,448
Los Angeles, CA, Department of Airports Revenue, Subordinated, Series C	5.000%	5/15/44	500,000	593,000	(e)

See Notes to Financial Statements.

4	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	$1,000,000	$1,200,050
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,035,020
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	3,500,000	4,386,025
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	139,125	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.125%	11/1/29	2,000,000	2,537,820
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	700,000	746,620
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	500,000	624,610
Series A, Refunding	5.000%	10/1/48	750,000	918,398
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,243,870
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,173,060
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	500,000	604,380
Southern California Water Replenishment District, Financing Authority Revenue, Series 2018	5.000%	8/1/48	1,515,000	1,830,771
University of California, General Revenue, Refunding	5.000%	5/15/37	2,500,000	3,019,650
Total California				33,134,855
Colorado — 2.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	524,905
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	218,670
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	6,000,000	6,668,640
Total Colorado				7,412,215
Connecticut — 1.1%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	592,810
Connecticut State, GO:
Series A	4.000%	4/15/37	600,000	662,886
Series E	5.000%	10/15/34	280,000	328,140
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,195,710
Total Connecticut				2,779,546
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	500,000	573,570

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	$250,000	$260,750
Florida — 1.5%
Broward County, FL, Airport System Revenue, Series A	5.000%	10/1/45	750,000	849,997	(e)
Florida State Municipal Power Agency Revenue, All Requirements Power, Series A	6.250%	10/1/31	1,000,000	1,015,640	(g)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	585,005	(e)
Miami-Dade County, FL, Aviation Revenue, Series A	4.000%	10/1/44	450,000	488,740	(e)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	407,922
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	273,455
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	250,000	286,510
Total Florida				3,907,269
Georgia — 8.0%
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.000%	11/1/23	5,000,000	5,093,250	(g)
Series A	6.250%	11/1/34	3,260,000	3,324,092	(g)
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,031,230	(g)
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	250,000	306,385
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	753,766
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.990%	12/1/23	2,000,000	1,982,160	(a)(b)
Total Georgia				20,490,883
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	300,000	351,948
Illinois — 8.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	550,510
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	360,000	398,884
Series C, Refunding	5.000%	12/1/24	250,000	276,143
Chicago, IL, GO:
Series A	5.000%	1/1/44	300,000	327,654

See Notes to Financial Statements.

6	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	6.000%	1/1/38	$500,000	$580,935
Series B, Refunding	5.500%	1/1/30	1,685,000	1,883,796
Series C, Refunding	5.000%	1/1/25	250,000	276,220
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/26	1,000,000	1,073,180
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	250,000	290,887
Senior Lien, Series D	5.000%	1/1/47	500,000	580,550
Senior Lien, Series D	5.000%	1/1/52	500,000	576,990
Series D	5.000%	1/1/46	2,000,000	2,251,380
Trips Obligated Group	5.000%	7/1/48	200,000	229,442	(e)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	277,753
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	750,000	850,492
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	600,000	713,412
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	2,050,000	2,410,574
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	600,000	701,844
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	300,000	349,410
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	115,523
Illinois State, GO:
Series 2016	5.000%	1/1/35	250,000	273,618
Series 2016, Refunding	5.000%	2/1/26	1,000,000	1,134,950
Series 2016, Refunding	5.000%	2/1/29	600,000	682,416
Series A	5.000%	12/1/42	500,000	549,040
Series A, Refunding	5.000%	10/1/29	1,600,000	1,853,408
Series C	5.000%	11/1/29	300,000	343,239
Series D	5.000%	11/1/26	550,000	630,448
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	1,000,000	240,550
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	1,000,000	1,018,170
Total Illinois				21,441,418

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 0.9%
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	$675,000	$785,855
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	500,000	545,285
Courthouse and Jail Project, Series A	5.000%	2/1/54	750,000	892,530
Total Indiana				2,223,670
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	200,000	202,400
Kentucky — 1.5%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	2,000,000	2,167,260	(a)(b)
Series B	4.000%	1/1/25	1,500,000	1,647,495	(a)(b)
Total Kentucky				3,814,755
Louisiana — 0.2%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	577,450	(e)
Maryland — 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments, Series A	5.000%	6/1/44	1,350,000	1,473,660
Massachusetts — 1.9%
Commonwealth of Massachusetts, GO, Consolidated Loan of 2019, Series C	5.000%	5/1/49	3,000,000	3,634,620
Massachusetts State DFA Revenue:
UMass Boston Student Housing Project	5.000%	10/1/41	250,000	280,208
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	291,102
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	613,730	(e)
Total Massachusetts				4,819,660
Michigan — 3.3%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	400,000	443,328
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, AGM	6.250%	7/1/36	2,995,000	3,005,692	(g)
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	5,000	5,017
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,500,000	1,548,600	(c)

See Notes to Financial Statements.

8	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C	5.000%	7/1/33	$350,000	$403,938
Senior Lien, Great Lakes Water Authority, Series C-6, Refunding	5.000%	7/1/33	410,000	464,419
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	467,372	(e)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,000,000	2,214,720
Total Michigan				8,553,086
Missouri — 0.2%
Missouri State Health Educational Facilities Authority Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	167,394
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	390,376
Total Missouri				557,770
New Jersey — 7.6%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding, Series A	5.000%	12/1/24	750,000	812,385	(e)
New Jersey State EDA Revenue, Series DDD	5.000%	6/15/34	1,500,000	1,710,405
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,551,680
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	345,000	347,442
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	200,000	222,636	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry, Series B, Refunding	7.500%	12/1/32	10,000,000	10,000,000	(g)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	125,000	148,109
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	750,000	871,755
Transportation Program, Series AA	5.250%	6/15/43	500,000	581,330
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	223,954
Total New Jersey				19,469,696
New York — 17.1%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	500,000	591,820

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Subseries FF-2, Refunding	4.000%	6/15/41	$500,000	$559,880
New York Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/32	2,000,000	1,368,100
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	1,500,000	1,854,060
Group 3, Series E, Refunding	5.000%	3/15/38	3,000,000	3,684,270
Group 4, Series E, Refunding	5.000%	3/15/44	10,000,000	12,125,400
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	2,500,000	3,294,975
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	575,000	628,757	(c)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	1,000,000	1,156,230
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/32	1,100,000	1,303,038	(e)
Delta Air Lines Inc., LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	3,380,000	3,952,200	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	1,500,000	1,784,730	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,000,000	3,294,960	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,368,879
Total New York				43,967,299
North Carolina — 0.5%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	275,088
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	117,238
North Carolina State Turnpike Authority Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/54	750,000	834,337
Total North Carolina				1,226,663
Oklahoma — 0.0%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	40,000	46,864
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	170,000	61,200	*(h)
Total Oklahoma				108,064

See Notes to Financial Statements.

10	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.3%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	$650,000	$746,428
Pennsylvania — 5.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/30	250,000	305,318
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,122,810
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	10,032,700
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	1,000,000	1,198,500
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	235,788
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	550,000	642,779
Total Pennsylvania				13,537,895
Puerto Rico — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	355,000	355,888
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	440,000	352,000	*(h)
Series A	5.050%	7/1/42	100,000	80,000	*(h)
Series XX	5.250%	7/1/40	920,000	738,300	*(h)
Total Puerto Rico				1,526,188
South Carolina — 0.2%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	599,585	(e)
Texas — 6.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF - GTD, Series A, Refunding	5.000%	12/1/35	300,000	357,258
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	400,000	448,104
Frisco, TX, ISD, GO, Refunding, PSF - GTD	4.000%	8/15/45	500,000	551,475
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	2,500,000	2,983,750
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	250,000	301,777
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project, LOC - Sumitomo Mitsui Banking	5.000%	7/15/28	1,000,000	1,184,950	(e)
Subordinated, Series C, Refunding	5.000%	7/1/31	1,750,000	2,133,022	(e)

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	$120,000	$141,790	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,123,540
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	1,000,000	1,210,740
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	190,000	219,743
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	555,025	(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,220,000	1,430,438
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,700,000	2,042,822
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A	6.750%	12/1/51	150,000	154,251	(c)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	52,213
Total Texas				16,890,898
U.S. Virgin Islands — 0.7%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,800,000	1,797,750
Utah — 1.1%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	1,750,000	2,067,117	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	281,733
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	500,000	579,450
Total Utah				2,928,300
Virginia — 1.2%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	400,000	460,152	(e)
Series B, Refunding	5.000%	7/1/45	500,000	572,580	(e)
Virginia State Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,930,242
Total Virginia				2,962,974
Washington — 1.0%
Port of Seattle, WA, Intermediate Lien Revenue, Series A	5.000%	5/1/36	500,000	587,135	(e)
Washington State HFC, Non-Profit Housing Revenue, Heron’s Key, Series A	6.000%	7/1/25	675,000	745,997	(c)

See Notes to Financial Statements.

12	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State, GO, Series R, 2018D, Refunding	5.000%	8/1/33	$1,000,000	$1,218,540
Total Washington				2,551,672
Wisconsin — 1.6%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	1,500,000	1,680,390	(c)
Public Finance Authority, WI, Revenue:
Denver International Airport Great Hall Project	5.000%	9/30/49	300,000	341,217	(e)
Series A, AGM	5.000%	7/1/44	1,000,000	1,157,800
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	750,000	885,300
Total Wisconsin				4,064,707
Total Investments — 99.4% (Cost — $233,980,843)				255,113,151
Other Assets in Excess of Liabilities — 0.6%				1,548,654
Total Net Assets — 100.0%				$256,661,805

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis (Note 1).

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on these securities is currently in default as of May 31, 2019.

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Municipal Defined Opportunity Trust Inc.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PSF	— Permanent School Fund

SIFMA	— Securities Industry and Financial Markets Association

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	23	9/19	$3,940,327	$4,042,969	$(102,642)

See Notes to Financial Statements.

14	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2019

Assets:
Investments, at value (Cost — $233,980,843)	$255,113,151
Interest receivable	3,466,721
Prepaid expenses	10,503
Total Assets	258,590,375

Liabilities:
Distributions payable	962,904
Payable for securities purchased	535,925
Due to custodian	171,640
Investment management fee payable	130,265
Payable to broker — variation margin on open futures contracts	48,156
Directors’ fees payable	5,537
Accrued expenses	74,143
Total Liabilities	1,928,570
Total Net Assets	$256,661,805

Net Assets:
Par value ($0.001 par value; 12,188,657 shares issued and outstanding; 100,000,000 shares authorized)	$12,189
Paid-in capital in excess of par value	233,097,424
Total distributable earnings (loss)	23,552,192
Total Net Assets	$256,661,805

Shares Outstanding	12,188,657

Net Asset Value	$21.06

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended May 31, 2019

Investment Income:
Interest	$6,125,262

Expenses:
Investment management fee (Note 2)	750,651
Directors’ fees	33,035
Audit and tax fees	23,799
Fund accounting fees	17,332
Transfer agent fees	15,827
Legal fees	10,748
Shareholder reports	10,320
Stock exchange listing fees	6,272
Insurance	2,196
Interest expense	325
Miscellaneous expenses	4,084
Total Expenses	874,589
Net Investment Income	5,250,673

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	145,244
Futures contracts	(162,116)
Net Realized Loss	(16,872)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	9,503,219
Futures contracts	(102,642)
Change in Net Unrealized Appreciation (Depreciation)	9,400,577
Net Gain on Investments and Futures Contracts	9,383,705
Increase in Net Assets From Operations	$14,634,378

See Notes to Financial Statements.

16	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2019 (unaudited) and the Year Ended November 30, 2018	2019	2018

Operations:
Net investment income	$5,250,673	$11,285,658
Net realized gain (loss)	(16,872)	3,584,667
Change in net unrealized appreciation (depreciation)	9,400,577	(12,189,022)
Increase in Net Assets From Operations	14,634,378	2,681,303

Distributions to Shareholders From (Note 1):
Total distributable earnings	(5,775,240)	(11,903,788)
Decrease in Net Assets From Distributions to Shareholders	(5,775,240)	(11,903,788)

Fund Share Transactions:
Reinvestment of distributions (7,799 and 19,254 shares issued, respectively)	160,901	400,051
Increase in Net Assets From Fund Share Transactions	160,901	400,051
Increase (Decrease) in Net Assets	9,020,039	(8,822,434)

Net Assets:
Beginning of period	247,641,766	256,464,200
End of period	$256,661,805	$247,641,766

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	17

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2019[1,2]	2018[1]	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of period	$20.33	$21.09	$21.53	$22.59	$22.90	$21.78

Income (loss) from operations:
Net investment income	0.43	0.93	1.00	1.04	1.11	1.08
Net realized and unrealized gain (loss)	0.78	(0.71)	(0.35)	(1.05)	(0.41)	1.05
Total income (loss) from operations	1.21	0.22	0.65	(0.01)	0.70	2.13

Less distributions from:
Net investment income	(0.41) [3]	(0.98)	(1.09)	(1.05)	(1.01)	(1.01)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.48)	(0.98)	(1.09)	(1.05)	(1.01)	(1.01)

Net asset value, end of period	$21.06	$20.33	$21.09	$21.53	$22.59	$22.90

Market price, end of period	$21.94	$19.82	$21.37	$22.08	$23.87	$23.07
Total return, based on NAV[4,5]	6.00%	1.05%	3.06%	(0.16)%	3.11%	9.96%
Total return, based on Market Price[6]	13.28%	(2.76)%	1.81%	(3.10)%	8.15%	15.72%

Net assets, end of period (millions)	$257	$248	$256	$261	$274	$276

Ratios to average net assets:
Gross expenses	0.70%[7]	0.71%	0.70%	0.70%	0.70%	0.70%
Net expenses	0.70 [7]	0.71	0.70	0.70	0.70	0.70
Net investment income	4.20 [7]	4.47	4.65	4.60	4.87	4.79

Portfolio turnover rate	17%	39%	10%	15%	2%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2019 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

See Notes to Financial Statements.

18	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

As a fundamental policy, the Fund seeks to achieve its primary investment objective by investing, under normal market conditions, at least 80% of its net assets in investment grade municipal securities, the interest on which is exempt from federal income tax. The Fund may invest up to 20% of its net assets in municipal securities rated below investment grade (commonly known as “high yield” or “junk” bonds) at the time of purchase by at least one nationally recognized statistical rating organization or which, if unrated, we deemed to be of comparable quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$255,113,151	—	$255,113,151

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$102,642	—	—	$102,642

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

22	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2018, no provision for income tax is

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including assets financed through the creation of tender option bond trusts) minus the sum of accrued liabilities (other than Fund liabilities representing financial leverage).

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2019, such purchase and sale transactions (excluding accrued interest) were $18,960,000 and $21,710,000, respectively.

3. Investments

During the six months ended May 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$44,955,028
Sales	41,761,319

24	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

At May 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$233,980,843	$21,280,490	$(148,182)	$21,132,308
Futures contracts	—	—	(102,642)	(102,642)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2019.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$102,642

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(162,116)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(102,642)

During the six months ended May 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$2,723,138

Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

5. Distributions subsequent to May 31, 2019

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/24/2019	6/3/2019	$0.0790
6/21/2019	7/1/2019	$0.0790
7/19/2019	8/1/2019	$0.0790
8/23/2019	9/3/2019	$0.0790

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2019, the Fund did not repurchase any shares.

7. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

26	Western Asset Municipal Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Municipal Defined Opportunity Trust Inc. was held on April 12, 2019 for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Carol L. Colman	11,176,082	621,871
Daniel P. Cronin	11,131,159	666,794
Eileen A. Kamerick	11,178,112	619,841
Nisha Kumar	11,156,504	641,449

At May 31, 2019, in addition to Carol L. Colman, Daniel P. Cronin, Eileen A. Kamerick and Nisha Kumar, the other Directors of the Fund were as follows:

Robert D. Agdern

Paolo M. Cucchi

William R. Hutchinson

Jane Trust

Western Asset Municipal Defined Opportunity Trust Inc.	27

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

28	Western Asset Municipal Defined Opportunity Trust Inc.

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Municipal Defined Opportunity Trust Inc.	29

Western Asset

Municipal Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jennifer S. Berg

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Municipal Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

MTT

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset Municipal Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Municipal Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX011870 7/19 SR19-3653

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 29, 2019